Debt (details) - Repayment - USD ($) $ in Millions			12 Months Ended
	Jun. 20, 2016	Dec. 01, 2015	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
Debt, principal amount repaid			$ 400	$ 400
6.25% Senior notes due June 20, 2016 [Member]
Debt Instrument
Debt, principal amount repaid	$ 400
Interest rate (percent)	6.25%			6.25%
5.50% Senior notes due December 1, 2015 [Member]
Debt Instrument
Debt, principal amount repaid		$ 400
Interest rate (percent)		5.50%